Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following (in thousands):

	June 30, 2015	December 31, 2014
2021 notes	$350,000	$350,000
2013 facility	55,000	30,000
Other long-term debt	3,868	3,904
	408,868	383,904
Less: current portion of long-term debt	55,078	30,074
Long-term debt, net of current maturities	$353,790	$353,830

Effect of Derivative Financial Instrument on Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)

The table below presents the effect of our derivative financial instrument on the condensed consolidated statements of operations and comprehensive income (loss) (in thousands):

Derivative Not Designated as Hedging Instrument		Amount of Gain (Loss) Recognized in Income
	Location of Gain (Loss)	Three Months Ended June 30,		Six Months Ended June 30,
	Recognized in Income	2015	2014	2015	2014
Warrants	Interest expense, net	$(4,730)	$1,178	$(4,563)	$(19)

Fair Value Hierarchy Table on Recurring Basis (Level 2)

The following fair value hierarchy table presents information about our financial instrument measured at fair value on a recurring basis using significant other observable inputs (Level 2) (in thousands):

	Carrying Value As of June 30, 2015	Fair Value Measurement as of June 30, 2015	Carrying Value As of December 31, 2014	Fair Value Measurement as of December 31, 2014
Warrants (included in Other long-term liabilities)	$—	$—	$3,375	$3,375